SUMMARY OF STOCK OPTION ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Number of shares, outstanding balance	14,400,000
Number of shares outstanding, granted	10,200,000
Number of shares outstanding, exercised		14,400,000
Number of shares outstanding, forfeited	(1,848,000)
Number of shares outstanding, expired/cancelled	(5,372,000)
Number of shares, outstanding balance	17,380,000	14,400,000
Number of shares, exercisable	15,649,000	10,032,000
Weighted-average exercise price	$ 0.0937	$ 0.0156